                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-03128

                 Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended August 31, 2006

TOTAL RETURN FOR THE SIX MONTHS ENDED AUGUST 31, 2006

                                                                  LIPPER
                                                      S&P      LARGE-CAP
                                                   500(R)     CORE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)       INDEX(2)
   1.59%       1.64%       1.18%       1.72%        2.79%          1.96%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended August 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

MARKET CONDITIONS

The stock market's overall performance for the six-month period ended August 31, 2006, was fairly lackluster, as concerns about a slowing economy caused considerable volatility. In the early months of the period, the mood was somewhat brighter as investors felt comfortable with commentary from new Federal Reserve Board Chairman Ben Bernanke and were able to look past disappointing fourth quarter gross domestic product (GDP) data. In March and April, tame inflation data and expectations for a recovery in GDP growth bolstered investors' confidence, as did favorable employment, durable goods orders and consumer confidence data.

However, against a backdrop of sharply rising commodity prices and an uptick in long-term interest rates, inflation concerns intensified in May. Moreover, the April and May Consumer Price Index reports did little to soothe these anxieties. As the Federal Open Market Committee (the "Fed") moved the target rate up for the 16th consecutive time and left the door open for additional increases, the market soured. Sentiment continued to decline in June, although stocks rallied significantly in the final days of the month. The Fed raised rates again at the June 29th meeting, but its language suggested that additional rate increases might become unnecessary. Although investors became more convinced that the Fed would pause its monetary tightening, negative influences affected the market in July. The price of oil soared to a new high, geopolitical conflicts escalated and second quarter GDP growth came in lower than expected. Additionally, a number of bellwether technology companies announced earnings disappointments, and retail sales and housing data declined.

The period ended on a more positive note, though. After 17 consecutive increases, the Fed did leave the federal funds rate unchanged in its August meeting. Decent headline inflation data gave investors hope that the pause could be longer lasting, and retail sales numbers also beat expectations. Oil prices edged lower from their recent record highs as the Israeli-Hezbollah conflict reached a peaceful accord and the

U.S. hurricane season appeared to be relatively quiet. Gasoline prices also eased, providing some relief to consumers. However, housing trends continued to show weakness, and the increasing rate of decline surprised investors.

Given this backdrop, large-capitalization stocks began to outperform small- and mid-cap stocks after seven years of relative underperformance. Value again outperformed growth during the period, as investors refocused on defensive areas of the market; that is, those seen as less likely to be affected by a slower economy. For example, the consumer staples and utilities sectors performed well -- consumers need groceries and power in both good and bad economic environments. Energy continued to place among the best performing sectors as oil prices remained high. Rounding out the broad market's top performers for the period was the telecommunication services sector, which benefited from industry consolidation. In contrast, the market's weakest sectors tended to be those perceived to be negatively affected by an economic slowdown. The industrials sector retreated, after performing very well in 2005 and early 2006 amid moderately strong economic growth. Housing-related industries also suffered, including household durables, homebuilders and home improvement specialty retailers. Technology was another area of weakness, hampered by seasonal trends and continued negative fallout related to stock options backdating.

PERFORMANCE ANALYSIS

Morgan Stanley Dividend Growth Securities Inc. underperformed the S&P 500(R) Index and the Lipper Large-Cap Core Funds Index for the six months ended August 31, 2006, assuming no deduction of applicable sales charges.

The Fund's underperformance relative to the S&P 500 Index during the period was largely attributable to stock selection in the energy, technology and telecommunication services sectors. Although the Fund's energy holdings delivered a positive return on an absolute basis, some of its larger positions trailed the S&P 500 Index's energy sector during the period, dampening relative results. Within the technology sector, computer and peripherals stocks detracted from gains made in the Fund's other technology holdings. Relative weakness in the Fund's telecommunication services exposure derived from a combination of negative performance in the Fund's holdings and not owning the telecom stocks that benefited most from industry consolidation trends.

However, other investments did contribute positively. An overweight in energy added to relative performance, despite the negative influence of stock selection. The materials sector was another source of gains, due to our stock selection in the chemicals and metals and mining industries. Consumer staples, one of the market's stronger performing sectors during the period, also boosted the Fund's performance. Here, the Fund was well served by both an overweight in the sector and strong stock selection, notably in the beverages, food and staples retailing, and tobacco industries.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   PepsiCo, Inc.                                         4.2%
   United Technologies Corp.                             4.0
   Procter & Gamble Co. (The)                            2.7
   Altria Group, Inc.                                    2.6
   Exxon Mobil Corp.                                     2.5
   American Express Co.                                  2.5
   Citigroup, Inc.                                       2.4
   Wyeth                                                 2.2
   JPMorgan Chase & Co.                                  2.2
   Mellon Financial Corp.                                2.2

   TOP FIVE INDUSTRIES
   Financial Conglomerates                               9.0%
   Industrial Conglomerates                              7.0
   Pharmaceuticals: Major                                5.6
   Beverages: Non-Alcoholic                              4.2
   Medical Specialties                                   3.8

Data as of August 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS WHICH ARE REASONABLY VALUED AND WHICH HAVE A RECORD OF PAYING DIVIDENDS. THE INVESTMENT ADVISER ALSO CONSIDERS OTHER FACTORS, SUCH AS A COMPANY'S RETURN ON INVESTED CAPITAL AND LEVELS OF FREE CASH FLOW. THE INVESTMENT ADVISER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE ATTRACTIVE FUTURE GROWTH PROSPECTS AND THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS

WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 03/30/81)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              DIVAX                     DIVBX                    DIVCX                    DIVDX
   1 YEAR                               7.32%(3)                  7.46%(3)                 6.51%(3)                 7.59%(3)
                                        1.69(4)                   3.41(4)                  5.70(4)                    --
   5 YEARS                              3.47(3)                   3.17(3)                  2.69(3)                  3.72(3)
                                        2.36(4)                   2.96(4)                  2.69(4)                    --
   10 YEARS                               --                      6.57(3)                    --                       --
                                          --                      6.57(4)                    --                       --
   SINCE INCEPTION                      4.09(3)                  11.41(3)                  3.32(3)                  4.33(3)
                                        3.47(4)                  11.41(4)                  3.32(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/06 -
                                                                     03/01/06            08/31/06             08/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (1.59% return).......................................         $1,000.00           $1,015.90              $4.42
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.82              $4.43
CLASS B
Actual (1.64% return).......................................         $1,000.00           $1,016.40              $3.76
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.48              $3.77
CLASS C
Actual (1.18% return).......................................         $1,000.00           $1,011.80              $8.21
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.04              $8.24
CLASS D
Actual (1.72% return).......................................         $1,000.00           $1,017.20              $3.15
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.08              $3.16

------------------
* Expenses are equal to the Fund's annualized expense ratios of 0.87%, 0.74%, 1.62% and 0.62% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

   Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended August 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board considered the impact on performance of the Fund's principal investment strategy. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the performance of the Fund was acceptable.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and

12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (95.6%)
              Aerospace & Defense (2.4%)
   570,400    Boeing Co. ............  $   42,722,960
   958,100    Northrop Grumman
               Corp. ................      64,010,661
                                       --------------
                                          106,733,621
                                       --------------
              Apparel/Footwear (1.8%)
 1,153,000    V.F. Corp. ............      80,583,170
                                       --------------
              Apparel/Footwear Retail
              (0.5%)
   624,600    Nordstrom, Inc. .......      23,328,810
                                       --------------
              Beverages: Alcoholic
              (1.7%)
 1,021,300    Diageo PLC (ADR)
               (United Kingdom)......      73,022,950
                                       --------------
              Beverages: Non-
              Alcoholic (4.2%)
 2,866,200    PepsiCo, Inc. .........     187,105,536
                                       --------------
              Biotechnology (1.6%)
   335,100    Genentech, Inc.*.......      27,652,452
   330,400    Genzyme Corp.*.........      21,882,392
   343,800    Gilead Sciences,
               Inc.*.................      21,796,920
                                       --------------
                                           71,331,764
                                       --------------
              Chemicals: Agricultural
              (1.8%)
 1,645,600    Monsanto Co. ..........      78,067,264
                                       --------------
              Computer Communications
              (2.1%)
 4,309,800    Cisco Systems, Inc.*...      94,772,502
                                       --------------
              Computer Processing
              Hardware (1.2%)
   347,400    Apple Computer,
               Inc.*.................      23,571,090
 1,339,100    Dell Inc.*.............      30,196,705
                                       --------------
                                           53,767,795
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Data Processing
              Services (1.6%)
 1,459,000    Automatic Data
               Processing, Inc. .....  $   68,864,800
                                       --------------
              Discount Stores (2.4%)
   164,400    Sears Holdings
               Corp.*................      23,691,684
 1,674,200    Target Corp. ..........      81,014,538
                                       --------------
                                          104,706,222
                                       --------------
              Drugstore Chains (2.0%)
 1,965,000    CVS Corp. .............      65,925,750
   468,000    Walgreen Co. ..........      23,147,280
                                       --------------
                                           89,073,030
                                       --------------
              Electric Utilities
              (1.6%)
 1,129,000    Exelon Corp. ..........      68,846,420
                                       --------------
              Electronics/Appliance
              Stores (0.3%)
   282,500    Best Buy Co., Inc. ....      13,277,500
                                       --------------
              Financial Conglomerates
              (9.0%)
 2,084,400    American Express
               Co. ..................     109,514,376
 2,177,400    Citigroup, Inc. .......     107,454,690
 2,163,000    JPMorgan Chase &
               Co. ..................      98,762,580
 1,454,000    UBS AG (Switzerland)...      82,543,580
                                       --------------
                                          398,275,226
                                       --------------
              Financial Publishing/
              Services (1.9%)
 1,467,100    McGraw-Hill Companies,
               Inc. (The)............      82,025,561
                                       --------------
              Food: Specialty/ Candy
              (0.5%)
   414,900    Hershey Foods Co.
               (The).................      22,388,004
                                       --------------
              Hotels/Resorts/
              Cruiselines (1.6%)
 1,340,300    Starwood Hotels &
               Resorts Worldwide,
               Inc. .................      71,384,378
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Household/Personal Care
              (2.7%)
 1,918,200    Procter & Gamble Co.
               (The).................  $  118,736,580
                                       --------------
              Industrial
              Conglomerates (7.0%)
   779,800    3M Co. ................      55,911,660
 2,341,500    General Electric
               Co. ..................      79,751,490
 2,792,630    United Technologies
               Corp. ................     175,125,827
                                       --------------
                                          310,788,977
                                       --------------
              Insurance Brokers/
              Services (0.3%)
   497,600    Marsh & McLennan
               Companies, Inc. ......      13,017,216
                                       --------------
              Integrated Oil (2.5%)
 1,659,500    Exxon Mobil Corp. .....     112,298,365
                                       --------------
              Internet Software/
              Services (1.6%)
    81,200    Google, Inc. (Class
               A)*...................      30,736,636
 1,377,400    Yahoo!, Inc.*..........      39,696,668
                                       --------------
                                           70,433,304
                                       --------------
              Investment Banks/
              Brokers (2.2%)
   369,800    Goldman Sachs Group,
               Inc. (The)............      54,970,770
   596,800    Merrill Lynch & Co.,
               Inc. .................      43,882,704
                                       --------------
                                           98,853,474
                                       --------------
              Investment Managers
              (2.9%)
   293,300    Franklin Resources,
               Inc. .................      28,863,653
 2,607,200    Mellon Financial
               Corp. ................      97,066,056
                                       --------------
                                          125,929,709
                                       --------------
              Life/Health Insurance
              (2.8%)
   779,600    Lincoln National
               Corp. ................      47,321,720
 1,353,400    MetLife, Inc. .........      74,477,602
                                       --------------
                                          121,799,322
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Major Banks (2.0%)
   924,200    Bank of America
               Corp. ................  $   47,568,574
   783,800    Wachovia Corp. ........      42,818,994
                                       --------------
                                           90,387,568
                                       --------------
              Major
              Telecommunications
              (0.7%)
   540,300    ALLTEL Corp. ..........      29,289,663
                                       --------------
              Managed Health Care (2.4%)
 1,051,100    Caremark Rx, Inc. .....      60,900,734
   847,400    UnitedHealth Group
               Inc. .................      44,022,430
                                       --------------
                                          104,923,164
                                       --------------
              Medical Specialties
              (3.8%)
   335,300    Alcon, Inc.
               (Switzerland).........      39,494,987
 1,234,900    Baxter International,
               Inc. .................      54,804,862
   718,500    Fisher Scientific
               International,
               Inc.*.................      56,208,255
   415,400    Medtronic, Inc. .......      19,482,260
                                       --------------
                                          169,990,364
                                       --------------
              Multi-Line Insurance
              (0.6%)
   442,700    American International
               Group, Inc. ..........      28,253,114
                                       --------------
              Office Equipment/
              Supplies (1.8%)
 1,798,500    Pitney Bowes, Inc. ....      78,396,615
                                       --------------
              Oil & Gas Production (1.3%)
 1,288,333    XTO Energy Inc. .......      58,967,002
                                       --------------
              Oil Refining/ Marketing
              (0.7%)
   559,600    Valero Energy Corp. ...      32,121,040
                                       --------------
              Oilfield Services/
              Equipment (3.3%)
 2,262,000    Halliburton Co. .......      73,786,440
   198,800    National OilwellVarco,
               Inc.*.................      12,981,640
   961,700    Schlumberger Ltd.
               (Netherlands
               Antilles).............      58,952,210
                                       --------------
                                          145,720,290
                                       --------------

                       See Notes to Financial Statements
 12

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Other Consumer Services
              (0.9%)
 1,363,900    eBay Inc.*.............  $   37,998,254
                                       --------------
              Other Metals/ Minerals
              (0.5%)
   105,600    Rio Tinto PLC (ADR)
               (United Kingdom)......      21,273,120
                                       --------------
              Packaged Software
              (2.1%)
   946,900    Adobe Systems, Inc.*...      30,717,436
 4,025,200    Oracle Corp.*..........      62,994,380
                                       --------------
                                           93,711,816
                                       --------------
              Pharmaceuticals: Major
              (5.6%)
   465,000    Abbott Laboratories....      22,645,500
   872,400    Johnson & Johnson......      56,409,384
 2,458,700    Pfizer, Inc. ..........      67,761,772
 2,032,300    Wyeth..................      98,973,010
                                       --------------
                                          245,789,666
                                       --------------
              Precious Metals (0.8%)
   994,000    Barrick Gold Corp.
               (Canada)..............      33,279,120
                                       --------------
              Property -- Casualty
              Insurers (0.6%)
   381,400    XL Capital Ltd. (Class
               A) (Cayman Islands)...      25,035,096
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Regional Banks (0.8%)
   899,600    Fifth Third Bancorp....  $   35,390,264
                                       --------------
              Semiconductors (3.3%)
 1,950,400    Intel Corp. ...........      38,110,816
   825,600    Microchip Technology
               Inc. .................      28,202,496
 2,430,900    Texas Instruments
               Inc. .................      79,223,031
                                       --------------
                                          145,536,343
                                       --------------
              Telecommunication
              Equipment (1.6%)
   823,100    Nokia Corp. (ADR)
               (Finland).............      17,186,328
 1,419,900    QUALCOMM, Inc. ........      53,487,633
                                       --------------
                                           70,673,961
                                       --------------
              Tobacco (2.6%)
 1,383,200    Altria Group, Inc. ....     115,538,696
                                       --------------
              Total Common Stocks
              (Cost
              $2,626,604,747)........   4,221,686,656
                                       --------------
NUMBER OF
 WARRANTS
-----------
              Warrant (0.0%)
              Aerospace & Defense
     3,938    Raytheon Co* (06/16/11)
               (Cost $48,044)........          54,935
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                  VALUE
------------------------------------------------------
              Short-Term Investment (3.7%)
              Repurchase Agreement
 $ 163,120    Joint repurchase
               agreement account
               5.27% due 09/01/06
               (dated 08/31/06;
               proceeds $163,143,879)
               (a)
               (Cost $163,120,000)...  $  163,120,000
                                       --------------

Total Investments
(Cost $2,789,772,791)
(b).......................    99.3%     4,384,861,591
Other Assets in Excess of
Liabilities...............     0.7         28,787,875
                             -----     --------------
Net Assets................   100.0%    $4,413,649,466
                             =====     ==============

------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $1,619,618,138 and the aggregate gross unrealized depreciation is $24,529,338, resulting in net unrealized appreciation of $1,595,088,800.

                       See Notes to Financial Statements
 14

Morgan Stanley Dividend Growth Securities Inc.
SUMMARY OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                          VALUE        NET ASSETS
---------------------------------------------------------
Financial Conglomerates....  $  398,275,226        9.0%
Industrial Conglomerates...     310,788,977        7.0
Pharmaceuticals: Major.....     245,789,666        5.6
Beverages: Non-Alcoholic...     187,105,536        4.2
Medical Specialties........     169,990,364        3.8
Repurchase Agreement.......     163,120,000        3.7
Oilfield
 Services/Equipment........     145,720,290        3.3
Semiconductors.............     145,536,343        3.3
Investment Managers........     125,929,709        2.9
Life/Health Insurance......     121,799,322        2.8
Household/Personal Care....     118,736,580        2.7
Tobacco....................     115,538,696        2.6
Integrated Oil.............     112,298,365        2.5
Aerospace & Defense........     106,788,556        2.4
Managed Health Care........     104,923,164        2.4
Discount Stores............     104,706,222        2.4
Investment Banks/Brokers...      98,853,474        2.2
Computer Communications....      94,772,502        2.1
Packaged Software..........      93,711,816        2.1
Major Banks................      90,387,568        2.0
Drugstore Chains...........      89,073,030        2.0
Financial
 Publishing/Services.......      82,025,561        1.9
Apparel/Footwear...........      80,583,170        1.8
Office
 Equipment/Supplies........      78,396,615        1.8
Chemicals: Agricultural....      78,067,264        1.8

                                               PERCENT OF
INDUSTRY                          VALUE        NET ASSETS
---------------------------------------------------------
Beverages: Alcoholic.......      73,022,950        1.7
Hotels/Resorts/Cruiselines...     71,384,378       1.6
Biotechnology..............      71,331,764        1.6
Telecommunication
 Equipment.................      70,673,961        1.6
Internet
 Software/Services.........      70,433,304        1.6
Data Processing Services...      68,864,800        1.6
Electric Utilities.........      68,846,420        1.6
Oil & Gas Production.......      58,967,002        1.3
Computer Processing
 Hardware..................      53,767,795        1.2
Other Consumer Services....      37,998,254        0.9
Regional Banks.............      35,390,264        0.8
Precious Metals............      33,279,120        0.8
Oil Refining/Marketing.....      32,121,040        0.7
Major Telecommunications...      29,289,663        0.7
Multi-Line Insurance.......      28,253,114        0.6
Property - Casualty
 Insurers..................      25,035,096        0.6
Apparel/Footwear Retail....      23,328,810        0.5
Food: Specialty/Candy......      22,388,004        0.5
Other Metals/Minerals......      21,273,120        0.5
Electronics/Appliance
 Stores....................      13,277,500        0.3
Insurance
 Brokers/Services..........      13,017,216        0.3
                             --------------       ----
                             $4,384,861,591       99.3%
                             ==============       ====

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $2,789,772,791).....................................  $ 4,384,861,591
Cash........................................................              851
Receivable for:
    Investments sold........................................       60,458,621
    Dividends...............................................        7,640,312
    Foreign withholding taxes reclaimed.....................          721,707
    Capital stock sold......................................          526,419
    Interest................................................           23,879
Prepaid expenses and other assets...........................          113,968
Receivable from affiliate...................................          758,752
                                                              ---------------
    Total Assets............................................    4,455,106,100
                                                              ---------------
Liabilities:
Payable for:
    Investments purchased...................................       29,841,708
    Capital stock redeemed..................................        7,853,269
    Distribution fee........................................        1,582,308
    Investment advisory fee.................................        1,441,172
    Administration fee......................................          300,575
    Transfer agent fee......................................          246,106
Accrued expenses and other payables.........................          191,496
                                                              ---------------
    Total Liabilities.......................................       41,456,634
                                                              ---------------
    Net Assets..............................................  $ 4,413,649,466
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $ 1,796,778,882
Net unrealized appreciation.................................    1,595,088,800
Accumulated undistributed net investment income.............       18,221,416
Accumulated undistributed net realized gain.................    1,003,560,368
                                                              ---------------
    Net Assets..............................................  $ 4,413,649,466
                                                              ===============
Class A Shares:
Net Assets..................................................   $3,043,160,141
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................      106,709,527
    Net Asset Value Per Share...............................           $28.52
                                                              ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........           $30.10
                                                              ===============
Class B Shares:
Net Assets..................................................   $1,026,937,679
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................       35,832,726
    Net Asset Value Per Share...............................           $28.66
                                                              ===============
Class C Shares:
Net Assets..................................................      $71,003,960
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................        2,497,070
    Net Asset Value Per Share...............................           $28.43
                                                              ===============
Class D Shares:
Net Assets..................................................     $272,547,686
Shares Outstanding (500,000,000 authorized, $.01 par
  value)....................................................        9,546,242
    Net Asset Value Per Share...............................           $28.55
                                                              ===============

                       See Notes to Financial Statements
 16

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $453,733 foreign withholding tax).........  $    46,340,975
Interest....................................................        3,046,857
                                                              ---------------
    Total Income............................................       49,387,832
                                                              ---------------
Expenses
Investment advisory fee.....................................        9,283,785
Distribution fee (Class A shares)...........................        4,058,195
Distribution fee (Class B shares)...........................          726,337
Distribution fee (Class C shares)...........................          378,019
Transfer agent fees and expenses............................        3,239,499
Administration fee..........................................        1,969,658
Shareholder reports and notices.............................          327,328
Custodian fees..............................................          109,159
Registration fees...........................................           55,863
Directors' fees and expenses................................           36,865
Professional fees...........................................           34,516
Other.......................................................          174,734
                                                              ---------------
    Total Expenses..........................................       20,393,958
Less: expense offset........................................          (21,509)
                                                              ---------------
    Net Expenses............................................       20,372,449
                                                              ---------------
    Net Investment Income...................................       29,015,383
                                                              ---------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    1,034,709,343
Foreign exchange transactions...............................         (188,953)
                                                              ---------------
    Net Realized Gain.......................................    1,034,520,390
                                                              ---------------
Net change in unrealized appreciation/depreciation..........   (1,005,327,722)
                                                              ---------------
    Net Gain................................................       29,192,668
                                                              ---------------
Net Increase................................................  $    58,208,051
                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2006   FEBRUARY 28, 2006
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   29,015,383     $    64,945,963
Net realized gain...........................................   1,034,520,390       1,298,066,592
Net change in unrealized depreciation.......................  (1,005,327,722)     (1,039,974,690)
                                                              ---------------    ---------------
    Net Increase............................................      58,208,051         323,037,865
                                                              ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (20,716,181)        (35,588,295)
    Class B shares..........................................      (8,240,676)        (34,828,667)
    Class C shares..........................................        (195,614)           (492,249)
    Class D shares..........................................      (3,690,500)         (8,333,401)
Net realized gain
    Class A shares..........................................    (482,217,132)       (510,609,043)
    Class B shares..........................................    (167,143,403)       (231,506,952)
    Class C shares..........................................     (11,169,835)        (12,645,093)
    Class D shares..........................................     (71,116,259)        (77,988,935)
                                                              ---------------    ---------------
    Total Dividends and Distributions.......................    (764,489,600)       (911,992,635)
                                                              ---------------    ---------------
Net decrease from capital stock transactions................    (203,769,085)       (752,156,534)
                                                              ---------------    ---------------
    Net Decrease............................................    (910,050,634)     (1,341,111,304)
Net Assets:
Beginning of period.........................................   5,323,700,100       6,664,811,404
                                                              ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $18,221,416 and $22,049,004, respectively)...............  $4,413,649,466     $ 5,323,700,100
                                                              ===============    ===============

                       See Notes to Financial Statements
 18

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED)

1.  Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.  Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

$10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.  Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of August 31, 2006.

For the six months ended August 31, 2006, the distribution fee was accrued for Class B shares at an annual rate of 0.12%. At August 31, 2006, included in the Statement of Assets and Liabilities is a receivable from an affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,798, $930,588 and $3,212, respectively and received $150,971 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.  Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $2,456,209,698 and $3,539,654,263, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $7,642,909 and $1,268,224, respectively, including net realized losses of $331,776.

For the six months ended August 31, 2006, the Fund incurred brokerage commissions of $1,040,616, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

At August 31, 2006, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. in the amount of $23,180,694.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2006 included in Directors' fees and expenses in the Statement of Operations amounted to $3,652. At August 31, 2006, the Fund had an accrued pension liability of $64,698 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees they receive for serving on the Board of Directors. Each eligible Director generally may elect to have their deferred amounts

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.  Capital Stock

Transactions in capital stock were as follows:

                                                    FOR THE SIX                        FOR THE YEAR
                                                   MONTHS ENDED                           ENDED
                                                  AUGUST 31, 2006                   FEBRUARY 28, 2006
                                            ---------------------------       ------------------------------
                                                    (unaudited)
                                              SHARES         AMOUNT              SHARES          AMOUNT
                                            -----------   -------------       ------------   ---------------
CLASS A SHARES
Sold......................................      285,315   $   9,062,325            566,468   $    19,981,846
Conversion from Class B...................    3,291,256     105,886,505        107,440,399     3,807,280,355
Reinvestment of dividends and
  distributions...........................   16,878,579     457,978,710         14,538,329       495,299,467
Redeemed..................................  (15,571,272)   (483,491,187)       (23,311,113)     (821,863,955)
                                            -----------   -------------       ------------   ---------------
Net increase - Class A....................    4,883,878      89,436,353         99,234,083     3,500,697,713
                                            -----------   -------------       ------------   ---------------
CLASS B SHARES
Sold......................................      323,434      10,208,397          1,467,494        52,607,838
Conversion to Class A.....................   (3,277,154)   (105,886,505)      (107,074,066)   (3,807,280,355)
Reinvestment of dividends and
  distributions...........................    5,893,457     160,803,449          7,061,689       242,807,508
Redeemed..................................   (6,346,654)   (199,020,269)       (19,621,838)     (704,136,337)
                                            -----------   -------------       ------------   ---------------
Net decrease - Class B....................   (3,406,917)   (133,894,928)      (118,166,721)   (4,216,001,346)
                                            -----------   -------------       ------------   ---------------
CLASS C SHARES
Sold......................................       61,474       1,948,903            140,678         4,992,089
Reinvestment of dividends and
  distributions...........................      403,499      10,906,548            366,693        12,483,307
Redeemed..................................     (372,791)    (11,642,217)          (872,348)      (30,924,586)
                                            -----------   -------------       ------------   ---------------
Net increase (decrease) - Class C.........       92,182       1,213,234           (364,977)      (13,449,190)
                                            -----------   -------------       ------------   ---------------
CLASS D SHARES
Sold......................................      521,029      17,006,869          1,857,720        66,131,435
Reinvestment of dividends and
  distributions...........................    2,564,054      69,687,035          2,322,525        79,311,068
Redeemed..................................   (8,766,083)   (247,217,648)        (4,763,607)     (168,846,214)
                                            -----------   -------------       ------------   ---------------
Net decrease - Class D....................   (5,681,000)   (160,523,744)          (583,362)      (23,403,711)
                                            -----------   -------------       ------------   ---------------
Net decrease in Fund......................   (4,111,857)  $(203,769,085)       (19,880,977)  $  (752,156,534)
                                            ===========   =============       ============   ===============

6.  Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2006, the Fund had a net capital loss carryforward of $29,608,600 of which $24,792,661 will expire on February 28, 2010 and $4,815,939 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Equity Fund ("Equity"), the Fund obtained a net capital loss carryforward of $120,845,930 from Equity. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7.  Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8.  Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.  Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10.  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     -------------------------------------------
                                                      AUGUST 31, 2006    2006     2005    2004*     2003      2002
                                                      ---------------   ------   ------   ------   -------   ------
                                                        (unaudited)
Class A Shares:
Selected Per Share Data:

Net asset value, beginning of period................      $33.51        $37.21   $42.01   $34.01   $ 46.44   $52.54
                                                          ------        ------   ------   ------   -------   ------

Income (loss) from investment operations:
    Net investment income++.........................        0.18          0.39     0.54     0.61      0.68     0.71
    Net realized and unrealized gain (loss).........        0.07          1.69     2.08    11.62    (11.41)   (3.51)
                                                          ------        ------   ------   ------   -------   ------

Total income (loss) from investment operations......        0.25          2.08     2.62    12.23    (10.73)   (2.80)
                                                          ------        ------   ------   ------   -------   ------

Less dividends and distributions from:
    Net investment income...........................       (0.21)        (0.47)   (0.52)   (0.65)    (0.72)   (0.70)
    Net realized gain...............................       (5.03)        (5.31)   (6.90)   (3.58)    (0.98)   (2.60)
                                                          ------        ------   ------   ------   -------   ------

Total dividends and distributions...................       (5.24)        (5.78)   (7.42)   (4.23)    (1.70)   (3.30)
                                                          ------        ------   ------   ------   -------   ------

Net asset value, end of period......................      $28.52        $33.51   $37.21   $42.01   $ 34.01   $46.44
                                                          ======        ======   ======   ======   =======   ======

Total Return+.......................................        1.59%(1)      5.94%    6.98%   37.26%   (23.66)%  (5.35)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        0.87%(2)      0.85%    0.80%    0.80%     0.77%    0.73%

Net investment income...............................        1.14%(2)      1.05%    1.41%    1.56%     1.69%    1.46%

Supplemental Data:
Net assets, end of period, in millions..............      $3,043        $3,412      $96     $126      $104     $145

Portfolio turnover rate.............................          51%(1)        44%      38%      34%        7%       0%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     -------------------------------------------
                                                      AUGUST 31, 2006    2006     2005    2004*     2003      2002
                                                      ---------------   ------   ------   ------   -------   ------
                                                        (unaudited)
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period................      $33.65        $37.34   $42.08   $34.04   $ 46.46   $52.54
                                                          ------        ------   ------   ------   -------   ------
Income (loss) from investment operations:
    Net investment income++.........................        0.20          0.39     0.57     0.43      0.37     0.34
    Net realized and unrealized gain (loss).........        0.07          1.72     2.09    11.64    (11.41)   (3.50)
                                                          ------        ------   ------   ------   -------   ------
Total income (loss) from investment operations......        0.27          2.11     2.66    12.07    (11.04)   (3.16)
                                                          ------        ------   ------   ------   -------   ------
Less dividends and distributions from:
    Net investment income...........................       (0.23)        (0.49)   (0.50)   (0.45)    (0.40)   (0.32)
    Net realized gain...............................       (5.03)        (5.31)   (6.90)   (3.58)    (0.98)   (2.60)
                                                          ------        ------   ------   ------   -------   ------
Total dividends and distributions...................       (5.26)        (5.80)   (7.40)   (4.03)    (1.38)   (2.92)
                                                          ------        ------   ------   ------   -------   ------
Net asset value, end of period......................      $28.66        $33.65   $37.34   $42.08   $ 34.04   $46.46
                                                          ======        ======   ======   ======   =======   ======
Total Return+.......................................        1.64%(1)      6.03%    7.03%   36.62%   (24.27)%  (6.06)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        0.74%(2)      0.75%    0.75%(4)   1.28%(4)    1.54%   1.49%
Net investment income...............................        1.27%(2)      1.15%    1.47%(4)   1.08%(4)    0.92%   0.70%
Supplemental Data:
Net assets, end of period, in millions..............      $1,027        $1,320   $5,877   $7,040    $6,020   $9,865
Portfolio turnover rate.............................          51%(1)        44%      38%      34%        7%       0%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  February 28, 2005          0.85%               1.37%
  February 29, 2004          1.56                0.80

                       See Notes to Financial Statements
 28

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     -------------------------------------------
                                                      AUGUST 31, 2006    2006     2005    2004*     2003      2002
                                                      ---------------   ------   ------   ------   -------   ------
                                                        (unaudited)
Class C Shares:
Selected Per Share Data:

Net asset value, beginning of period................      $33.42        $37.11   $41.89   $33.92   $ 46.32   $52.44
                                                          ------        ------   ------   ------   -------   ------

Income (loss) from investment operations:
    Net investment income++.........................        0.06          0.11     0.27     0.31      0.37     0.35
    Net realized and unrealized gain (loss).........        0.07          1.71     2.07    11.60    (11.38)   (3.49)
                                                          ------        ------   ------   ------   -------   ------

Total income (loss) from investment operations......        0.13          1.82     2.34    11.91    (11.01)   (3.14)
                                                          ------        ------   ------   ------   -------   ------

Less dividends and distributions from:
    Net investment income...........................       (0.09)        (0.20)   (0.22)   (0.36)    (0.41)   (0.38)
    Net realized gain...............................       (5.03)        (5.31)   (6.90)   (3.58)    (0.98)   (2.60)
                                                          ------        ------   ------   ------   -------   ------

Total dividends and distributions...................       (5.12)        (5.51)   (7.12)   (3.94)    (1.39)   (2.98)
                                                          ------        ------   ------   ------   -------   ------

Net asset value, end of period......................      $28.43        $33.42   $37.11   $41.89   $ 33.92   $46.32
                                                          ======        ======   ======   ======   =======   ======

Total Return+.......................................        1.18%(1)      5.21%    6.15%   36.25%   (24.26)%  (6.05)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        1.62%(2)      1.59%    1.52%    1.56%     1.54%    1.48%

Net investment income...............................        0.39%(2)      0.31%    0.70%    0.80%     0.92%    0.71%

Supplemental Data:
Net assets, end of period, in millions..............         $71           $80     $103     $118       $83     $125

Portfolio turnover rate.............................          51%(1)        44%      38%      34%        7%       0%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     -------------------------------------------
                                                      AUGUST 31, 2006    2006     2005    2004*     2003      2002
                                                      ---------------   ------   ------   ------   -------   ------
                                                        (unaudited)
Class D Shares:
Selected Per Share Data:

Net asset value, beginning of period................      $33.54        $37.23   $42.04   $34.03   $ 46.47   $52.59
                                                          ------        ------   ------   ------   -------   ------

Income (loss) from investment operations:
    Net investment income++.........................        0.22          0.46     0.65     0.70      0.77     0.83
    Net realized and unrealized gain (loss).........        0.07          1.71     2.06    11.63    (11.41)   (3.53)
                                                          ------        ------   ------   ------   -------   ------

Total income (loss) from investment operations......        0.29          2.17     2.71    12.33    (10.64)   (2.70)
                                                          ------        ------   ------   ------   -------   ------

Less dividends and distributions from:
    Net investment income...........................       (0.25)        (0.55)   (0.62)   (0.74)    (0.82)   (0.82)
    Net realized gain...............................       (5.03)        (5.31)   (6.90)   (3.58)    (0.98)   (2.60)
                                                          ------        ------   ------   ------   -------   ------

Total dividends and distributions...................       (5.28)        (5.86)   (7.52)   (4.32)    (1.80)   (3.42)
                                                          ------        ------   ------   ------   -------   ------

Net asset value, end of period......................      $28.55        $33.54   $37.23   $42.04   $ 34.03   $46.47
                                                          ======        ======   ======   ======   =======   ======

Total Return+.......................................        1.72%(1)      6.22%    7.22%   37.58%   (23.50)%  (5.10)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        0.62%(2)      0.60%    0.56%    0.56%     0.54%    0.49%

Net investment income...............................        1.39%(2)      1.30%    1.66%    1.80%     1.92%    1.70%

Supplemental Data:
Net assets, end of period, in millions..............        $273          $511     $589     $588      $376     $480

Portfolio turnover rate.............................          51%(1)        44%      38%      34%        7%       0%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Dividend Growth Securities Inc.
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Directors; (ii) to eliminate certain fundamental investment restrictions; (iii) to modify certain fundamental investment restrictions; and (iv) to reclassify certain fundamental policies as non-fundamental policies. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies.

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Dividend Growth Securities

Semiannual Report
August 31, 2006

[MORGAN STANLEY LOGO]

DIVSAR 37910RPT RA06-00927P-408/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth
Securities Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


                                        3